LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Information on Liability for Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Policy and contract claims, beginning	$ 1,786	$ 1,706
Less: Unpaid claims balance, beginning – long-duration	217	210
Gross unpaid claims balance, beginning – short-duration	1,569	1,496
Less: Reinsurance recoverables, beginning	305	281
Net unpaid claims balance, beginning – short-duration	1,264	1,215
Acquisition from business combination, net of reinsurance	2,735	0
Add: incurred related to
Current accident year	1,653	831
Prior accident years	80	31
Total incurred claims	1,573	800
Less: paid claims related to
Current accident year	998	555
Prior accident years	533	196
Total paid claims	1,531	751
Net unpaid claims balance, ending – short-duration	4,041	1,264
Foreign currency translation	4	0
Add: Reinsurance recoverables, ending	3,045	305
Add: Unpaid claims balance, ending – long duration	198	217
Gross unpaid claims balance, ending – short-duration	7,090	1,569
Net unpaid claims balance, ending – short-duration	$ 7,288	$ 1,786